As filed with the U.S. Securities and Exchange Commission on June 29, 2017

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 273	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 273	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On July 28, 2017, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 273 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 28, 2017, the effectiveness of the registration statement for the iShares iBonds Dec 2023 AMT-Free Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 173 on November 2, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
181	January 15, 2016	February 14, 2016
186	February 11, 2016	March 12, 2016
192	March 11, 2016	March 29, 2016
198	March 28, 2016	April 15, 2016
202	April 14, 2016	April 29, 2016
205	April 28, 2016	May 6, 2016
208	May 5, 2016	June 3, 2016
212	June 2, 2016	July 1, 2016
216	June 30, 2016	July 29, 2016
220	July 28, 2016	August 26, 2016
224	August 25, 2016	September 23, 2016
228	September 22, 2016	October 21, 2016
232	October 20, 2016	November 18, 2016
237	November 17, 2016	December 16, 2016
241	December 15, 2016	January 13, 2017
245	January 12, 2017	February 10, 2017
249	February 9, 2017	March 10, 2017
254	March 9, 2017	April 7, 2017
259	April 6, 2017	May 5, 2017
264	May 4, 2017	June 2, 2017
268	June 1, 2017	June 30, 2017

This Post-Effective Amendment No. 273 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 173.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 273 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 29th day of June, 2017.

iSHARES U.S. ETF TRUST

By:
Martin Small*
President
Date: June 29, 2017

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 273 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: June 29, 2017

John E. Martinez*
Trustee

Date: June 29, 2017

Cecilia H. Herbert*
Trustee

Date: June 29, 2017

Charles A. Hurty*
Trustee

Date: June 29, 2017

John E. Kerrigan*
Trustee

Date: June 29, 2017

Robert S. Kapito*
Trustee

Date: June 29, 2017

Madhav V. Rajan*
Trustee

Date: June 29, 2017

Jane D. Carlin*
Trustee

Date: June 29, 2017

Drew E. Lawton**
Trustee

Date: June 29, 2017

Richard L. Fagnani**
Trustee

Date: June 29, 2017

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: June 29, 2017

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: June 29, 2017

*	Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark K. Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 236, filed November 15, 2016.

**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are filed herein.

POWER OF ATTORNEY

WITH RESPECT TO

iSHARES TRUST,

iSHARES U.S. ETF TRUST,

iSHARES, INC.,

iSHARES U.S. ETF COMPANY, INC. and

iSHARES SOVEREIGN SCREENED GLOBAL BOND FUND, INC.

Know all persons by these presents that Richard L. Fagnani, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and a Director of iShares, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Mark K. Wiedman, Martin Small, Jack Gee, Benjamin Archibald, Deepa Damre, Margery K. Neale, and Benjamin J. Haskin, as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective June 21, 2017

/s/ Richard L. Fagnani
Name:	Richard L. Fagnani

POWER OF ATTORNEY

WITH RESPECT TO

iSHARES TRUST,

iSHARES U.S. ETF TRUST,

iSHARES, INC.,

iSHARES U.S. ETF COMPANY, INC. and

iSHARES SOVEREIGN SCREENED GLOBAL BOND FUND, INC.

Know all persons by these presents that Drew E. Lawton, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and a Director of iShares, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Mark K. Wiedman, Martin Small, Jack Gee, Benjamin Archibald, Deepa Damre, Margery K. Neale, and Benjamin J. Haskin, as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective June 21, 2017

/s/ Drew E. Lawton
Name:	Drew E. Lawton